Compensation and Benefits	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Compensation and Benefits

Note 11. Compensation and Benefits

	For the Nine Months Ended September 30,
	2013	2012
Salaries, incentive compensation and benefits (1)	$217,987	$165,655
Restricted share compensation expense	3,414	—

Total salaries, incentive compensation and benefits	221,401	165,655
Pre-offering related compensation—share-based awards	380,523	85,907
Pre-offering related compensation—other	143,035	53,960

Total compensation and benefits	$744,959	$305,522

(1)	Excluding share-based compensation

Incentive compensation

Cash incentive compensation paid to members of our portfolio management teams and members of our marketing and client service teams is based on a formula that is tied directly to revenues. These payments are made in the quarter following the quarter in which the incentive was earned with the exception of fourth quarter payments which are paid in the fourth quarter of the year. Cash incentive compensation paid to most other employees is discretionary and subjectively determined based on individual performance and our overall results during the applicable year and is generally paid in the fourth quarter of the year.

Restricted shares

On July 17, 2013, our board of directors approved the issuance of 1,575,157 restricted shares of Class A common stock to our employees and employees of our subsidiaries pursuant to our 2013 Omnibus Incentive Compensation Plan. The shares will vest pro rata over the next five years. Unvested shares are subject to forfeiture upon termination of employment. Grantees receiving the awards are entitled to voting rights and rights to dividends on unvested and vested shares.

Total compensation expense associated with the July 17 award is expected to be approximately $79.2 million, which will be recognized over the five-year vesting period. The Company recognizes compensation expense based on estimated grant date fair value, for only those awards expected to vest, on a straight-line basis over the requisite service period of the award. The Company estimated the number of awards expected to vest based, in part, on historical forfeiture rates and also based on management’s expectations of employee turnover. Forfeitures are estimated at the time of grant and revised in subsequent periods, if necessary, based on actual forfeiture activity.

The following table summarizes the restricted share activity for the nine months ended September 30, 2013:

	Weighted-Average Grant Date Fair Value	Number of Awards
Unvested at December 31, 2012	$—	—
Granted	52.36	1,575,157
Forfeited	—	—
Vested	—	—

Unvested at September 30, 2013	$52.36	1,575,157

Compensation expense recognized related to the restricted shares was $3.4 million for the nine months ended September 30, 2013. The unrecognized compensation expense for the unvested restricted shares as of September 30, 2013 was $75.8 million with a weighted average recognition period of 4.80 years remaining.

Pre-offering related compensation consists of the following:

	For the Nine Months Ended September 30,
	2013	2012
Change in value of Class B liability awards	$41,942	$85,907
Class B award modification expense	287,292	—
Amortization expense on pre-offering Class B awards	51,289	—

Pre-offering related compensation—share-based awards	380,523	85,907
Pre-offering related cash incentive compensation	56,788	—
Pre-offering related bonus make-whole compensation	20,520	—
Distributions on Class B liability awards	65,727	53,960

Pre-offering related compensation – other	143,035	53,960

Total pre-offering related compensation	$523,558	$139,867

Pre-offering related compensation—share-based awards

Historical Class B share-based awards

Holdings historically granted Class B share-based awards to certain employees. These awards vested over a period of five years. Prior to the IPO, all vested Class B awards were subject to mandatory redemption on termination of employment for any reason and were reflected as liabilities measured at fair value; unvested Class B awards were forfeited on termination of employment. The vested Class B liability awards of a terminated employee were historically redeemed in cash in annual installments, generally over the five years following termination of employment. The change in value of Class B liability awards and distributions to Class B limited partners were treated as compensation expense.

Historical redemption of Class B awards

Holdings historically redeemed the Class B awards of partners whose employment was terminated. The redemption value of the awards was determined in accordance with the terms of the grant agreement pursuant to which the award was granted. Prior to July 15, 2012, the redemption value of a Class B award was based on the partner’s equity balance which was determined for this purpose using a formula based on then-current EBITDA (excluding share-based compensation charges) multiplied by a stated multiple, adjusted to take into account working capital, debt and noncurrent liabilities associated with Class B partner redemptions. From July 15, 2012 through completion of the IPO-related reorganization, the redemption value of a Class B common unit held by a terminated employee-partner was based on the fair market value of the firm by reference to the value of asset management firms with publicly-traded equity securities. We estimated the aggregate fair value of all outstanding Class B awards in connection with preparation of our financial statements by first determining the value of the business based on the probability weighted expected return method. This approach considered the value of the business, calculated using a discounted cash flow analysis and a market approach using earnings multiples of comparable entities, under various scenarios. Significant inputs included historical revenues and expenses, future revenue and expense projections, discount rates and market prices of comparable entities. The value of the business as determined was then adjusted to take into account working capital, debt and noncurrent liabilities associated with Class B partner redemptions and allocated to individual partnership interests based on their respective terms.

Prior to the IPO-related reorganization and IPO, the redemption value of Class B awards held by an employee-partner whose employment was terminated included a premium in the case of employment terminated by reason of death, disability or retirement. A qualifying retirement required the employee to have had 10 years or more of service as of the date of retirement and to have given Artisan written notice of the intention to retire at least three years prior to the date of retirement, subject to Artisan’s right, at its discretion, to accept a period of notice that was shorter, but not less than one year. Acceptance of an individual’s retirement notification obligated Holdings to pay the premium. However, in the event the employee was terminated for any reason during the additional period of employment, the retirement premium was no longer applicable. We considered termination of employment by reason of death or disability to be not probable and therefore, unless Holdings had accepted a partner’s retirement notification, the premium was not included in calculating the redemption value of that partner’s individual Class B award. Unless a retirement notification had been accepted, the redemption value of Class B awards was calculated assuming a holder’s termination of employment was the result of resignation or involuntary termination by Artisan and had been recorded as Class B liability award on the Consolidated Statements of Financial Condition.

As of December 31, 2012, Holdings had accepted three notices of retirement and the redemption value of the related Class B interests was increased to reflect the premium associated with the anticipated redemptions by reason of retirement. Since this premium would apply only upon retirement in accordance with the terms of the grant agreement and notice, the increase in redemption value was treated as a modification of a liability award as of the date Artisan accepted the notice of retirement in 2012 and effectively became obligated to pay the premium on redemption. As of December 31, 2012, the premium for those partners giving notice of retirement resulted in a $7.9 million cumulative increase in the award liability. The Class B interests were carried at fair value, reflecting the retirement premium, from the date of Artisan’s acceptance of the retirement notification through the date of the individual’s retirement and the payment obligation was fixed.

The Class B awards of partners whose services to Holdings terminated prior to the IPO will be redeemed for payments totaling $26.7 million and $29.3 million as of September 30, 2013 and December 31, 2012, respectively. Payments of $5.1 million were made for the nine months ended September 30, 2013. Additionally, the partner redemption liability was increased $2.5 million for a partner whose employment terminated in the first quarter prior to the IPO.

The aggregate redemption values and liabilities of the Class B obligation were as follows:

	As of September 30, 2013	As of December 31, 2012
Redemption value:
Vested Class B share-based awards	$—	$225,249
Unvested Class B share-based awards	—	103,052
Purchased Class B share-based awards	—	2,811

Aggregate fair value	$—	$331,112

Liabilities:
Class B share-based awards	$—	$225,249
Redeemed Class B share-based awards	26,713	29,257

At December 31, 2012, the aggregate fair value of unrecognized compensation cost for the unvested Class B awards was $103.1 million with a weighted average recognition period of 3.30 years remaining.

Modification of Class B share-based awards

As a part of the IPO-related reorganization, the Class B grant agreements were amended to eliminate the cash redemption feature. The amendment is considered a modification under ASC 718 and the Class B awards have been classified as equity awards since such modification. As a result of the modification, we recognized a non-recurring expense of $287.3 million based on the elimination of the redemption feature associated with the Class B awards recorded as the difference between the fair value and carrying value of the liability associated with the vested Class B common units immediately prior to the IPO. For any unvested Class B awards, we will recognize recurring non-cash compensation charges over the remaining vesting period. No additional awards were granted during the nine months ended September 30, 2013.

The following table summarizes the activity related to unvested Class B awards during the period March 12, 2013 to September 30, 2013:

	March 12, 2013 to September 30, 2013
	Weighted-Average Grant Date Fair Value	Number of Class B Awards
Unvested Class B awards at March 12	$30.00	10,049,314
Granted	—	—
Forfeited	—	(64,436)
Vested	—	(2,652,458)

Unvested at September 30	$30.00	7,332,420

The unrecognized compensation expense for the unvested Class B awards as of September 30, 2013 was $175.5 million with a weighted average recognition period of 2.89 years remaining.

Upon termination of employment with Artisan, an employee-partner’s vested Class B common units are automatically exchanged for Class E common units; unvested Class B common units are forfeited. The employee-partner’s shares of Class B common stock are canceled and APAM issues the former employee-partner a number of shares of Class C common stock equal to the former employee-partner’s number of Class E common units. The former employee-partner’s Class E common units are exchangeable for Class A common stock subject to the same restrictions and limitations on exchange applicable to the other common units of Holdings.

Pre-offering related compensation—other

In addition to the modification of Class B share-based awards, we also incurred pre-offering related compensation charges of $56.8 million to pay cash incentive compensation to certain portfolio managers and $20.5 million representing profits after the IPO otherwise allocable and distributable, in the aggregate, to Holdings’ pre-IPO non-employee partners that instead has been allocated and will be distributed to certain employee-partners. For the current year period prior to the IPO, profits distributions totaling $65.7 million were made to Class B partners.

8.	Compensation and benefits

Compensation and benefits expense is comprised of the following:

	For the year ended December 31,
	2012	2011	2010
Salaries, incentive compensation, and benefits	$227,258	$198,601	$166,629
Pre-offering related compensation—share-based awards	101,682	(21,082)	79,071
Pre-offering related compensation—other	54,153	55,714	17,578

Total compensation and benefits expense	$383,093	$233,233	$263,278

Incentive compensation paid to members of our portfolio management teams and members of our marketing and client service teams is based on a formula that is tied directly to revenues. These payments are made in the quarter following the quarter in which the incentive compensation was earned with the exception of fourth quarter payments which are paid in the fourth quarter of the year. Incentive compensation paid to other employees is discretionary and subjectively determined based on individual performance and our overall results during the applicable year and is paid in the fourth quarter of the year.

Class B liability awards are granted to certain employees of APLP and certain members of Artisan UK at the discretion of Artisan Partners Holdings’ general partner. All vested Class B liability awards are subject to mandatory redemption on termination of employment for any reason; unvested Class B liability awards are forfeited on termination of employment. Vested Class B liability awards of a terminated employee are redeemed in cash in annual installments generally over the five years following termination of employment.

Prior to April 6, 2011, Class B liability awards were classified as share-based liability awards with measurement at intrinsic value under ASC 718. Intrinsic value was determined using the redemption value of the Class B awards. Under the terms of the grant agreements, the redemption value of Class B awards was determined upon the termination of the holder’s employment and varied depending on the circumstances of the holder’s termination. As described later in this note, the redemption value of Class B awards was calculated assuming a holder’s termination of employment was the result of resignation or involuntary termination by Artisan. For individuals who had given notice of retirement in accordance with the terms of their grant agreements, the redemption value of the Class B liability awards was calculated using the retirement valuation.

Effective April 6, 2011, the Class B awards were reflected as liabilities measured at fair value, which is a significant estimate. As part of the calculation to estimate the fair value of each Class B award, Artisan first determined the value of the business based on the probability weighted expected return method. This approach considers the value of the business, calculated using a discounted cash flow analysis and a market approach using earnings multiples of comparable entities, under various scenarios. Significant inputs included historical revenues and expenses, future revenue and expense projections, discount rates and market prices of comparable entities. The value of the business as determined is then adjusted to take into account working capital, debt and noncurrent liabilities associated with Class B partner redemptions and allocated to individual partnership interests based on their respective terms.

Prior to July 15, 2012, the redemption value of Class B liability awards was based on the partners’ equity balances which was determined using a formula based on then-current EBITDA (excluding equity-based compensation charges) multiplied by a stated multiple, adjusted to take into account working capital, debt and noncurrent liabilities associated with Class B partner redemptions. Subsequent to July 15, 2012, the Partnership Agreement was amended such that the redemption value of Class B common units was based on the fair market value of the firm by reference to earnings projections and the value of other asset management firms with publicly-traded equity securities.

The use of the discounted cash flow and market approaches to derive the fair value of the liability at a point in time can result in volatility to the financial statements as Artisan’s current and projected financial results, and the results and earnings multiples of comparable entities, will change over time. The process for determining fair value has significant subjective elements and involves a high degree of management judgment and assumptions. These assumptions may have a significant effect on Artisan’s estimates of fair value, and the use of different assumptions as well as changes in market conditions could have a material effect on Artisan’s results of operations or financial condition. The aggregate fair value and liabilities of this obligation are as follows:

	As of December 31,
	2012	2011
Fair value:
Vested Class B liability awards	$225,249	$146,175
Unvested Class B liability awards	103,052	31,825
Purchased Class B liability awards	2,811	2,328

Aggregate fair value	$331,112	$180,328

Liabilities:
Class B liability awards	$225,249	$146,175
Redeemed Class B liability awards	$29,257	$14,909

At December 31, 2012 and 2011, the aggregate fair value of unrecognized compensation cost for the unvested Class B interests was $103,052 and $31,825, respectively, with weighted average recognition periods of 3.30 and 2.38 years remaining, respectively.

The Partnership redeems the Class B awards of partners whose employment by the Partnership terminates at a value determined in accordance with the terms of the grant agreement pursuant to which the award was granted, which includes a premium in the case of employment terminated by reason of death, disability or retirement. Termination of employment by reason of death or disability is not probable and therefore, the premium is not included in the redemption value. In order for a termination of employment to qualify as a retirement, the retiring employee must have 10 years or more of service as of the date of retirement and must have given Artisan written notice of the intention to retire at least three years prior to the date of retirement, subject to Artisan’s right, at its discretion, to accept a period of notice that is shorter, but not less than one year. However, in the event the employee is terminated for any reason during the additional period of employment, the retirement premium is no longer applicable. As a result of the terms described above, the redemption value of the Class B awards classified as liabilities does not reflect the premium until Artisan has accepted the individual’s retirement notification and effectively becomes obligated to pay the premium. Prior to that event, the redemption value of Class B awards has been calculated assuming a holder’s termination of employment was the result of resignation or involuntary termination by Artisan and has been recorded as Class B liability award on the Consolidated Statements of Financial Condition. For individuals who have given notice of retirement in accordance with their grant agreements and such notification has been accepted by Artisan, the redemption value of the Class B awards has been calculated using the retirement valuation as of the notice date.

As of December 31, 2012, three partners had given notice of their intention to retire pursuant to the terms of their grant agreements. The Class B awards of partners whose services to the Partnership terminated on or before December 31, 2012, will be redeemed for payments totaling $29,257.

In connection with the three retirement notices as described above and in accordance with the Partnership Agreement and each Class B Partner’s grant agreement, the redemption value of the Class B awards was increased to reflect the premium associated with the anticipated redemptions by reason of retirement. Since this premium applies only upon retirement in accordance with the terms of the grant agreement and notice, the increase in redemption value is treated as a modification of a liability award as of the date Artisan received the notice of intended retirement and effectively became obligated to pay the premium on redemption. The premium for those partners giving notice of retirement resulted in a $7,851 and $7,621 cumulative increase in the award liability as of December 31, 2012 and December 31, 2011, respectively. The Class B awards continued to be carried at fair value, reflecting the retirement premium, from the date of Artisan’s acceptance of the retirement notification through the date of the individual’s retirement and the payment obligation is fixed. Assuming all Class B holders’ redemption values were determined by retirement, the redemption value of Class B awards would have been $434,797 and $276,517 at December 31, 2012 and December 31, 2011, respectively.